Form 5500, Schedule H, Part IV, Line 4a - Schedule of Delinquent Participant Contributions (Details) - SKYWEST, INC. EMPLOYEES' RETIREMENT PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
Form 5500, Schedule H, Part IV, Line 4a - Schedule of Delinquent Participant Contributions.
Entity tax identification number	87-0292166
Plan number	001
Participant Contributions Transferred Late to Plan	$ 75
Contributions Corrected Outside VFCP	$ 75